UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:            December 31, 2012

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):        [   ] is a restatement.
                                         [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:                                    Arbor Capital Management, LLC
Address:                                 RBC Plaza
                                         60 S. Sixth St., Ste. 3550
                                         Minneapolis, MN  55402

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:                                    Rick D. Leggott
Title:                                   CEO
Phone:                                   (612) 317-2950

Signature, Place, and Date of Signing:

/s/ Rick D. Leggott                      Minneapolis, MN    1/1/2013
(Signature)                              (City/State)       (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  95

Form 13F Information Table Value Total   1,158,393 (x$1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACME PACKET INC                COM              004764106    10133   458100 SH       SOLE                   346400            111700
ADVISORY BOARD CO              COM              00762W107    19390   414400 SH       SOLE                   313500            100900
AIRGAS, INC.                   COM              009363102     2153    23581 SH       SOLE                    23581
AKORN INC.                     COM              009728106     9991   747800 SH       SOLE                   565000            182800
ALIGN TECHNOLOGY INC           COM              016255101     5470   197100 SH       SOLE                   149100             48000
ALTISOURCE ASSET MANAGEMENT CO COM              02153X108     1461    17820 SH       SOLE                    13480              4340
ALTISOURCE PORTFOLIO SOLUTIONS COM              L0175J104    14081   162500 SH       SOLE                   122900             39600
ALTISOURCE RESIDENTIAL CORP    COM              02153W100      941    59384 SH       SOLE                    44922             14462
AMERITRADE HOLDING CORP.       COM              87236Y108     2988   177734 SH       SOLE                   177734
ARUBA NETWORKS INC.            COM              043176106    11353   547400 SH       SOLE                   414000            133400
BEACON ROOFING SUPPLY INC.     COM              073685109    26398   793200 SH       SOLE                   599200            194000
BOFI HOLDING INC.              COM              05566U108    12465   448200 SH       SOLE                   338900            109300
BUFFALO WILD WINGS INC.        COM              119848109     7588   104200 SH       SOLE                    78700             25500
C&J ENERGY SERVICES INC.       COM              12467B304    10782   502900 SH       SOLE                   379700            123200
CARPENTER TECHNOLOGY CORPORATI COM              144285103    10713   207500 SH       SOLE                   156600             50900
CARTER'S INC                   COM              146229109     9116   163810 SH       SOLE                   163810
CATAMARAN CORPORATION          COM              148887102    41858   888702 SH       SOLE                   703602            185100
CAVIUM INC.                    COM              14964U108    18139   581200 SH       SOLE                   439500            141700
CERNER CORP.                   COM              156782104     3678    47449 SH       SOLE                    47449
CHART INDUSTRIES INC.          COM              16115Q308    10950   164200 SH       SOLE                   124200             40000
CITRIX SYS INC COM             COM              177376100     4640    70708 SH       SOLE                    70708
COGENT COMMUNICATIONS GROUP    COM              19239V302    12993   573900 SH       SOLE                   434000            139900
CONCUR TECHNOLOGIES INC        COM              206708109     8135   120483 SH       SOLE                   120483
COSTAR GROUP INC               COM              22160N109    21297   238300 SH       SOLE                   179900             58400
CUBIST PHARMACEUTICALS INC.    COM              229678107    23611   561500 SH       SOLE                   424100            137400
CYNOSURE INC-A                 COM              232577205    14230   590200 SH       SOLE                   445800            144400
DORMAN PRODUCTS INC.           COM              258278100    28166   797000 SH       SOLE                   602200            194800
ECHO GLOBAL LOGISTICS INC.     COM              27875T101     5283   294000 SH       SOLE                   222000             72000
ECOLAB INC.                    COM              278865100     4700    65365 SH       SOLE                    65365
ELIZABETH ARDEN INC            COM              28660G106     7283   161800 SH       SOLE                   122500             39300
ELLIE MAE INC.                 COM              28849P100    17255   621800 SH       SOLE                   469600            152200
EXLSERVICE HOLDINGS INC.       COM              302081104     7481   282300 SH       SOLE                   213000             69300
FACTSET RESH SYS INC           COM              303075105     6687    75938 SH       SOLE                    75938
FINANCIAL ENGINES INC.         COM              317485100    13115   472800 SH       SOLE                   358600            114200
FMC TECHNOLOGIES, INC.         COM              30249U101     5286   123420 SH       SOLE                   123420
FRANCESCAS HOLDINGS CORP       COM              351793104    13406   517000 SH       SOLE                   391100            125900
FRESH MARKET INC.,THE          COM              35804H106    20262   421335 SH       SOLE                   351035             70300
GENTHERM INC.                  COM              37253A103     5903   443800 SH       SOLE                   335200            108600
GEOSPACE TECHNOLOGIES CORP.    COM              37364X109    26350   296500 SH       SOLE                   223900             72600
GUIDEWIRE SOFTWARE INC.        COM              40171V100    18016   606200 SH       SOLE                   458000            148200
HEALTHCARE SERVICES GROUP      COM              421906108    13924   599400 SH       SOLE                   455900            143500
HEALTHSTREAM INC.              COM              42222N103    14214   584700 SH       SOLE                   441900            142800
HEXCEL CORP                    COM              428291108    12321   457000 SH       SOLE                   345300            111700
HIBBETT SPORTs INC.            COM              428567101    10018   190100 SH       SOLE                   143700             46400
HOMEAWAY INC.                  COM              43739Q100     4093   186054 SH       SOLE                   186054
IHS INC. CL A                  COM              451734107     5726    59643 SH       SOLE                    59643
IMPAX LABORATORIES INC.        COM              45256B101     5252   256300 SH       SOLE                   193700             62600
IMPERVA INC.                   COM              45321L100    11288   358000 SH       SOLE                   270300             87700
INNERWORKINGS INC.             COM              45773Y105    11429   829400 SH       SOLE                   626700            202700
IPC THE HOSPITALIST CO.        COM              44984A105     5877   148000 SH       SOLE                   111700             36300
IXIA                           COM              45071R109    17737  1044600 SH       SOLE                   789100            255500
LIGAND PHARMACEUTICALS - CL B  COM              53220K504     8304   400400 SH       SOLE                   302600             97800
LINKEDIN CORPORATION           COM              53578A108     5215    45420 SH       SOLE                    45420
LKQ CORP                       COM              501889208    10119   479597 SH       SOLE                   479597
LULULEMON ATHLETICA INC.       COM              550021109     8698   114100 SH       SOLE                    86300             27800
MANHATTAN ASSOCIATES INC.      COM              562750109    19001   314900 SH       SOLE                   237900             77000
MARETAXESS HOLDINGS INC.       COM              57060D108    12902   365500 SH       SOLE                   276100             89400
MEDIDATA SOLUTIONS INC.        COM              58471A105    33131   845600 SH       SOLE                   640600            205000
MERCADOLIBRE INC.              COM              58733R102     4497    57253 SH       SOLE                    57253
MIDDLEBY CORP                  COM              596278101    33309   259800 SH       SOLE                   196200             63600
MISTRAS GROUP INC.             COM              60649T107     6064   245600 SH       SOLE                   185800             59800
MRC GLOBAL INC.                COM              55345K103    15601   561600 SH       SOLE                   424700            136900
MYRIAD GENETICS, INC.          COM              62855J104    14243   522672 SH       SOLE                   396772            125900
NEOGEN CORP                    COM              640491106    18332   404500 SH       SOLE                   306300             98200
NETGEAR INC.                   COM              64111Q104    14400   365200 SH       SOLE                   276300             88900
NETSPEND HOLDINGS INC.         COM              64118V106    15983  1352200 SH       SOLE                  1023200            329000
O REILLY AUTOMOTIVE INC        COM              67103H107     4923    55053 SH       SOLE                    55053
ORASURE TECHNOLOGIES INC.      COM              68554V108     3919   545800 SH       SOLE                   412300            133500
OSI SYSTEMS INC.               COM              671044105     7614   118900 SH       SOLE                    89900             29000
PERFORMANT FINANCIAL CORP      COM              71377E105    10286  1018400 SH       SOLE                   769500            248900
PETSMART INC COM               COM              716768106     5622    82264 SH       SOLE                    82264
POLYONE CORPORATION            COM              73179P106    17043   834600 SH       SOLE                   631700            202900
PRICELINE.COM INC              COM              741503403     4341     6997 SH       SOLE                     6997
RBC BEARINGS INC.              COM              75524B104    19662   392700 SH       SOLE                   297700             95000
SIGNATURE BANK                 COM              82669G104    26624   373200 SH       SOLE                   282800             90400
SOLARWINDS INC.                COM              83416B109    16621   316900 SH       SOLE                   239500             77400
SOURCEFIRE INC.                COM              83616T108    16064   340200 SH       SOLE                   257200             83000
STERICYCLE INC                 COM              858912108     8602    92215 SH       SOLE                    92215
TEAM INC.                      COM              878155100    19587   514900 SH       SOLE                   389000            125900
TENNANT CO.                    COM              880345103    11203   254900 SH       SOLE                   192700             62200
TERADATA CORP.                 COM              88076W103     7092   114596 SH       SOLE                   114596
THERMON GROUP HOLDINGS INC.    COM              88362T103    11445   508000 SH       SOLE                   383800            124200
TILE SHOP HLDGS INC            COM              88677Q109    11411   678000 SH       SOLE                   512900            165100
TRIMBLE NAVIGATION LTD         COM              896239100     8978   150191 SH       SOLE                   150191
TYLER TECHNOLOGIES INC.        COM              902252105    18194   375600 SH       SOLE                   284000             91600
ULTA SALON COSMETICS & FRAGRAN COM              90384S303    23024   234313 SH       SOLE                   177013             57300
ULTIMATE SOFTWARE GROUP INC    COM              90385D107    36132   382717 SH       SOLE                   312817             69900
UNITED NATURAL FOODS INC.      COM              911163103    19094   356300 SH       SOLE                   269100             87200
VASCULAR SOLUTIONS INC.        COM              92231M109     6563   415400 SH       SOLE                   314300            101100
VITAMIN SHOPPE INC.            COM              92849E101    18722   326400 SH       SOLE                   248200             78200
First Pacific Co. Ltd.         COM                 633987       28    22000 SH       SOLE                    22000
Galaxy Entertainment Group Ltd.COM                 646587       49    11000 SH       SOLE                    11000
Sa Sa International Holdings LtCOM                 600340       39    40000 SH       SOLE                    40000
SmarTone Telecommunications HolCOM                 685699       19    11000 SH       SOLE                    11000
Super Group Ltd.               COM                 683866       37    13000 SH       SOLE                    13000
Techtronic Industries Co. Ltd. COM                 B0190C       30    15000 SH       SOLE                    15000